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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/  Mark A. Boyar           New York, New York   February 9, 2008
  -------------------------------    ------------------   ----------------
          [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $99,201
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- ------
ALTRIA CROUP INC               COMMON      02209S103      227    15,100    SH               SOLE              15,100
AMERICAN EXPRESS CO            COMMON      025816109      273    14,700    SH               SOLE              14,700
AMERIPRISE FINL INC            COMMON      03076C106    2,466   105,570    SH               SOLE             105,570
ARBITRON INC                   COMMON      03875Q108      373    28,100    SH               SOLE              28,100
BANK OF AMER CORP              COMMON       60505104    1,209    85,898    SH               SOLE              85,898
BANK OF NEW YORK MELLON CORP   COMMON      064058100    3,954   139,555    SH               SOLE             139,555
CABLEVISION SYS CORP           COMMON      12686C109    2,892   171,722    SH               SOLE             171,722
CARNIVAL CORP                  PAIRED CTF  143658300    2,898   119,170    SH               SOLE             119,170
CBS CORP NEW                   CL B        124857202    4,303   525,433    SH               SOLE             525,433
CIT GROUP INC                  COMMON      125581108      363    79,900    SH               SOLE              79,900
CITIGROUP INC                  COMMON      172967101    2,118   315,689    SH               SOLE             315,689
COCA COLA CO                   COMMON      191216100    1,109    24,500    SH               SOLE              24,500
COMCAST CORP                   CL A SPL    20030N200    3,614   223,800    SH               SOLE             223,800
CVS CORP                       COMMON      126650100      593    20,650    SH               SOLE              20,650
DELL INC                       COMMON      24702R101      914    89,250    SH               SOLE              89,250
DIEBOLD INC                    COMMON      253651103      309    11,000    SH               SOLE              11,000
DINEEQUITY INC                 COMMON      254423106      261    22,600    SH               SOLE              22,600
DISNEY WALT PRODTNS            COMMON      254687106    3,103   136,750    SH               SOLE             136,750
DSP GROUP INC                  COMMON      23332B106      864   107,700    SH               SOLE             107,700
GENERAL ELEC CO                COMMON      369604103    3,768   232,600    SH               SOLE             232,600
HEINZ H J CO                   COMMON      423074103    2,156    57,350    SH               SOLE              57,350
HOME DEPOT INC                 COMMON      437076102    5,406   234,850    SH               SOLE             234,850
INFOGROUP INC                  COMMON      45670G108       79    16,700    SH               SOLE              16,700
J.P. MORGAN CHASE & CO         COMMON      46625H100    6,030   191,244    SH               SOLE             191,244
KRAFT FOODS INC                CL A        50075N104    2,603    96,956    SH               SOLE              96,956
LIMITED INC                    COMMON      532716107    3,045   303,250    SH               SOLE             303,250
MEREDITH CORP                  COMMON      589433101    1,578    92,150    SH               SOLE              92,150
MERRILL LYNCH & CO INC         COMMON      590188108    1,594   136,950    SH               SOLE             136,950
MGM GRAND INC                  COMMON      552953101      546    39,663    SH               SOLE              39,663
MICROSOFT CORP                 COMMON      594918104    3,735   192,148    SH               SOLE             192,148
MIDAS GROUP INC                COMMON      595626102    2,278   217,205    SH               SOLE             217,205
NASDAQ OMX GROUP INC           COMMON      631103108    4,423   179,000    SH               SOLE             179,000
OFFICE DEPOT INC               COMMON      676220106      700   234,900    SH               SOLE             234,900
ORIENT-EXPRESS HOTELS LTD      CL A        G67743107      465    60,700    SH               SOLE              60,700
PEPSIAMERICAS                  COMMON      71343P200    1,401    68,800    SH               SOLE              68,800
PFIZER INC                     COMMON      717081103    5,807   327,898    SH               SOLE             327,898
PHILIP MORRIS INTL INC         COMMON      718172109      657    15,100    SH               SOLE              15,100
PLAYBOY ENTERPRISES INC        CL B        728117300     565    261,600    SH               SOLE             261,600
SAKS INC                       COMMON      79377W108    2,727   622,650    SH               SOLE             622,650
SCHOLASTIC CORP                COMMON      807066105    1,339    98,591    SH               SOLE              98,591
TIME WARNER INC                COMMON      887317105    6,019   598,330    SH               SOLE             598,330
TRAVELERS COMPANIES INC        COMMON      89417E109    5,920   130,979    SH               SOLE             130,979
UNITED PARCEL SVC INC          CL B        911312106    3,807    69,025    SH               SOLE              69,025
VIACOM INC NEW                 CL B        92553P201      458    24,028    SH               SOLE              24,028
WINDSTREAM CORP                COMMON      97381W104      248    27,009    SH               SOLE              27,009
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